Corporate Transactions - Carrying Amount of Derivative Liabilities Prior to Disposition (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Balance - begging of period	$ 77,699	$ 77,699
Balance - end of period		1,899	$ 77,699
Stream Arrangement | Assets and liabilities classified as held for sale | Bear Creek
Disclosure of detailed information about business combination [line items]
Balance - begging of period	39,986	$ 39,986	0
Assumed in Premier Acquisition			40,369
Gold and silver delivered	(6,119)		(6,802)
Change in fair value	685		6,419
Balance - end of period	$ 34,552		$ 39,986